CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,077)	$ (32,467)	$ (38,149)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,867	4,332	7,805
Goodwill impairment		9,632	13,185
Decrease in accrued severance pay, net	(32)	(874)	(24)
Loss on sale of property and equipment	12	18
Stock - based compensation	1,702	1,208	1,506
Change in fair value of warrants and discount amortization	4,869	(45)	(1,574)
Loss (gain) on sale of subsidiaries and Appbuilder	(426)	4,063	3,989
Deferred income taxes		2,791	(87)
Changes in operating assets and liabilities:
Reclassification adjustment to income on marketable securities			104
Decrease in trade receivables, net	611	5,780	6,990
Decrease (increase) in other current assets	(676)	948	442
Decrease in trade payables	(1,268)	(1,723)	(858)
Increase (decrease) in other accounts payable and deferred revenues	126	(2,052)	(945)
Net cash used in operating activities	(4,292)	(8,389)	(7,616)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	4,077	(3,428)
Purchase of property and equipment	(111)	(301)	(358)
Proceeds from sale of property and equipment	50	32
Proceeds from sale of marketable securities			107
Additional consideration for previously acquired subsidiaries and activities		(1,163)	(1,925)
Proceeds from sale of subsidiary and Appbuilder (Appendix B)	3,959	8,586	1,234
Investment in newly-consolidated subsidiaries and purchase of newly-activity (Appendix A)			(702)
Net cash provided by (used in) investing activities	7,975	3,726	(1,644)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	(1,687)	(2,156)	3,420
Repayment of long-term loans	(3,553)	(2,265)	(5,100)
Receipt of long-term loans		1,002	1,000
Dividend paid to noncontrolling interest		(216)	(93)
Exercise of warrants	120
Net cash used financing activities	(5,120)	(3,635)	(773)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,437)	(8,298)	(10,033)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,997	12,295	22,328
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,560	3,997	12,295
Cash paid during the year for:
Income taxes	85	348	463
Interest	314	823	1,195
APPENDIX A - INVESTMENT IN NEWLY-CONSOLIDATED SUBSIDIARIES AND PURCHASE OF ACTIVITY:
Goodwill			(395)
Customer relations intangible asset			(307)
Net cash used in acquisition			(702)
APPENDIX B - PROCEEDS FROM SALE OF SUBSIDIARY AND APPBUILDER:
Working capital, other than cash	1,340	(1,140)	1,103
Long term receivables			(445)
Investment in and loans to affiliated Company			147
Property and equipment	79		43
Intangible assets	377	470	2,143
Goodwill	1,737	13,099	2,232
Loss on sale of subsidiaries and AppBuilder	426	(4,063)	(3,989)
Total	3,959	8,366	1,234
Deferred consideration related to the ASNA's sale.		220
Total	3,959	8,586	1,234
APPENDIX C - NON-CASH ACTIVITIES:
Investment in subsidiaries			4,746
Conversion of loan and derivative to equity	$ 9,600